6. Accounts Receivable (Details - Allowance for Doubtful Accounts) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Balance at beginning of the year	$ 633	$ 1,520	$ 1,592
Addition	101	202	1,536
Written off	(45)	0	(1,526)
Reversal	(225)	(1,002)	(152)
Foreign currency translation difference	(2)	(87)	70
Balance at end of the year	$ 462	$ 633	$ 1,520